UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Sep. 30, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 145,597
Accounts receivable (net of allowance for doubtful accounts of $699 and $1,387 as of September 30, 2021 and December 31, 2020)	77,351
Prepaid and other current assets	23,851
Total current assets	246,799
Property and equipment, net	22,875
Capitalized software costs, net	16,586
Intangible assets, net	19,139
Goodwill	5,927
Prepaid and other assets	18,506
Total Assets	329,832
Current liabilities
Accounts payable	12,587
Accrued expenses	20,188
Deferred rent	4,252
Deferred revenue	1,503
Accrued compensation	23,749
Other current liabilities	1,312
Total current liabilities	63,591
Deferred rent	13,634
Debt	19,504
Other liabilities	3,781
Total Liabilities	100,510
Commitments and Contingencies (Note 5)
Redeemable noncontrolling interest	1,570
Stockholder's Equity
Additional paid-in capital	97,683
Accumulated other comprehensive loss	(3,098)
Accumulated deficit	(362,553)
Treasury stock, 248,227 shares of Class B common stock at September 30, 2021 and December 31, 2020, respectively	(820)
Total stockholder's equity (deficit)	(268,782)
Noncontrolling interests	1,697
Total stockholders' deficit	(267,085)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	329,832
Series A, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	3,001
Series A1, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	4
Series B, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	7,904
Series C, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	15,434
Series D, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	19,311
Series E, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	49,646
Series F, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	199,856
Series G, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	199,681
Class A Common Stock
Stockholder's Equity
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)	1
Class B Common Stock
Stockholder's Equity
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)	3
Class C Common stock
Stockholder's Equity
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)	$ 2